Restatement	12 Months Ended
Dec. 31, 2010
Restatement [Abstract]
Restatement

Note 17 - RESTATEMENT

In this Amended 10-K, eMagin restated its previously issued consolidated financial statements as of and for the year ended December 31, 2010 to correct errors in the accounting for certain warrants and the calculation of EPS.  The Company determined that certain warrants ("Warrants") issued contain anti-dilution provisions which should have been accounted for as derivatives in accordance with the provisions of ASC 815.  Authoritative guidance, effective January 1, 2009, provides an approach for companies to evaluate whether an equity-linked financial instrument or embedded feature in the instrument is indexed to its own stock for the purpose of evaluating the scope exception in ASC 815.  Since the Company has issued Warrants which contain anti-dilution features for the holder, they are not considered indexed to the Company's own stock, and therefore, do not qualify for the scope exception in ASC 815 and must be accounted for as derivatives.  Accordingly, beginning January 1, 2009, the Company should have reclassified the Warrants as liabilities and recorded the Warrants at estimated fair value at each reporting date, computed using the Monte Carlo Simulation approach.  Thereafter, changes in the warrant liability from period to period should have been recorded in the consolidated statements of operations.  Effective January 1, 2009, the Company should have recorded a cumulative effect adjustment based on the grant date fair value of the outstanding Warrants and the change in fair value of the warrant liability from the issuance date through January 1, 2009.

The Company computed the fair value of the warrant liability using the Monte Carlo Simulation approach.  The fair value as of the issuance date was $15.1 million and as of January 1, 2009 was $2.1 million.  Accordingly, as of January 1, 2009, the Company recorded a warrant liability of $2.1 million, reduction in additional paid-in capital of $15.1 million and a reduction in accumulated deficit of $13.0 million.  As of December 31, 2009, the Company computed the fair value of the warrant liability as $6.9 million, an increase of $4.7 million from January 1, 2009. The change in the warrant liability of $4.7 million was comprised of the change in the fair value of the warrants of $6.5 million offset by the fair value of the expired warrants of $0.02 million and the fair value of the exercised warrants of $1.8 million.  For the year ended December 31, 2009, the Company recorded other expense in the Consolidated Statements of Operations of $6.5 million, the change in fair value of the warrant liability net of the fair value of expired warrants. As of December 31, 2010, the Company computed the fair value of the warrant liability as $12.9 million, an increase of $5.9 million from January 1, 2010.  The change in the warrant liability of $5.9 million was comprised of the change in the fair value of the warrants of $16.3 million offset by the fair value of the expired warrants of $0.4 million and the fair value of the exercised warrants of $10.0 million.  For the year ended December 31, 2010, the Company recorded other expense in the Consolidated Statements of Operations of $16.0 million, the change in fair value of the warrant liability net of the fair value of expired warrants.  The Consolidated Statements of Changes in Shareholders' Equity, Consolidated Statements of Cash Flows, and Notes to the Consolidated Financial Statements have been restated where applicable to reflect the adjustments.

The accompanying financial statements have been restated to report the following Warrants as derivative liabilities measured at estimated fair value, calculated using the Monte Carlo Simulation approach:

				Fair Value of Warrants as of (in thousands):
Warrant Issuance Dates	Number of Warrants Outstanding as of December 31, 2010	Exercise Price	Warrant Expiration Dates	January 1, 2010	December 31, 2010

October 25, 2004	—	$2.50	April 25, 2010	$34	$—
July 23, 2007	528,049	$1.03	July 21, 2011	2,222	2,560
July 23, 2007	1,000,000	$0.48	July 21, 2011	1,293	5,135
April 2, 2008	72,116	$1.13	April 2, 2013	1,041	347
December 22, 2008	1,000,000	$1.03	December 22, 2013	2,288	4,810
			Total Fair Value	$6,878	$12,852

The table below is a reconciliation of the beginning and ending balances for the warrant liability:

	Number of Warrants	Warrant Issuance Dates	Fair Value of Warrants (in thousands)
Balance as of January 1, 2010			$6,878
Change in fair value of warrants			16,345
Fair value of warrants expired	330,477	October 25, 2004	(358)
Fair value of warrants exercised	429,331	July 23, 2007	(489)
Fair value of warrants exercised	240,386	April 2, 2008	(347)
Fair value of warrants exercised	319,524	October 25, 2004	(475)
Fair value of warrants exercised	1,533,332	July 23, 2007	(4,189)
Fair value of warrants exercised	480,771	April 2, 2008	(1,501)
Fair value of warrants exercised	875,467	December 22, 2008	(3,012)
Balance as of December 31, 2010			$12,852

Additionally, under ASC 260, "Earnings Per Share", entities that have issued securities other than common stock that participate in dividends with the common stock ("participating securities") are required to apply the two-class method to compute basic EPS.  The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security as if all such earnings had been distributed during the period.  However, the participating convertible preferred stock is not required to absorb any net loss.  The Company has Convertible Preferred Stock - Series B which participates in dividends with the Company's common stock and therefore the Company should have calculated its quarterly interim EPS using the two-class method. Certain unaudited interim consolidated financial statements have been restated to reflect EPS calculated using the two-class method. (See Note 18)

The following tables summarize the effects of the restatement on the specific items presented in the Company's historical consolidated financial statements previously included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010:

Consolidated Balance Sheet	December 31, 2010	December 31, 2010
(in thousands)	(As previously reported)	(As restated)

Warrant liability	$—	$7,694
Total current liabilities	5,153	12,847
Warrant liability	—	5,158
Total liabilities	$5,153	$18,005

Shareholders' equity:
Additional paid-in capital	$209,591	$206,298
Accumulated deficit	(182,063)	(191,622)
Total shareholders' equity	$27,549	$14,697

Consolidated Statements of Operations	For the Year Ended December 31, 2010
(in thousands except share and per share data)	(As previously reported)	(As restated)

Change in fair value of warrant liability	$—	$(15,987)
Total other expense	$(99)	$(16,086)
Net income (loss)	$14,847	$(1,140)
Income (loss) per share, basic	$0.77	$(0.06)
Income (loss) per share, diluted	$0.49	$(0.06)

Weighted average number of shares outstanding:
Basic	19,239,933	19,239,933
Diluted	30,422,133	19,239,933

Consolidated Statements of Cash Flows	For the Year Ended December 31, 2010
(in thousands)	(As previously reported)	(As restated)

Net income (loss)	$14,847	$(1,140)
Change in fair value of warrant liability	—	15,987
Net cash provided by operating activities	$8,294	$8,294